Premises, Equipment and Leasehold Improvements (Premises, Equipment and Leasehold Improvements) (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Total premises, equipment and leasehold improvements	$ 14,681	$ 11,864
Accumulated depreciation and amortization	(6,953)	(6,137)
Net book value	$ 7,728	$ 5,727